Lease Liabilities - Schedule of Reconciliations of the Values at the Beginning and End (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliations of the Values at the Beginning and End [Abstract]
Balance at January 1	$ 452,778	$ 292,001
Additions		451,732
Disposals (early return of leased cars)		(54,306)
Accretion of interest	27,052	14,734
Payments	(246,918)	(273,604)
Effect of exchange rates differences	(5,619)	22,221
Balance at December 31	$ 227,293	$ 452,778